Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories

Note 4 - Inventories

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Components	19,630	13,822
Work in process	10,123	6,019
Finished products *	14,399	6,753

	44,152	26,594

*	includes systems at customer locations not yet sold, as of December 31, 2020 and 2019, in the amount of $10,613 and $3,498 respectively.

Inventories are presented in:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Current assets	39,736	23,803
Long-term assets (A)	4,416	2,791

	44,152	26,594

F - 18

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 4 – Inventories (cont’d)

(A)Long-term Inventory:

At December 31, 2020, $4,416 of the Company's inventory is classified among long-term assets according to Management’s estimate based on the recent level of sales (at December 31, 2019- $2,791). These amounts are comprised of spare parts. The Company’s policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory classified as current, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this inventory will be utilized according to its forecasted sales and that no loss will be incurred.

(B)Inventory provision

In 2020, based on Management's estimates regarding future sales, a provision of $142 was made against damaged, obsolete, excess and slow-moving inventory (in 2019 - $158).

The provisions were recorded in the costs of revenues line item in the consolidated statement of income. The provisions result in a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.